ACCRUED SEVERANCE PAY (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Severance Costs	$ 1,518	$ 1,932	$ 1,632